Consolidated Statements of Comprehensive Income In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)
Consolidated Statements of Comprehensive Income
Net income (loss)	$ 386	[1]	¥ 31,925	[1]	¥ 68,086	[1]	¥ (709,411)	[1]
Other comprehensive income (loss):
Change in cumulative translation adjustments, net of tax	(292)		(24,151)		(1,057)		(46,625)
Defined benefit pension plans:
Pension liability adjustment	50		4,074		18,339		(5,861)
Deferred income taxes	(19)		(1,542)		(8,173)		3,588
Total	31		2,532		10,166		(2,273)
Total other comprehensive income (loss)	(261)		(21,619)		9,109		(48,898)
Comprehensive income (loss)	125		10,306		77,195		(758,309)
Less: Comprehensive income (loss) attributable to noncontrolling interests in subsidiaries	27		2,209		92		(2,791)
Comprehensive income (loss) attributable to NHI shareholders	$ 98		¥ 8,097		¥ 77,103		¥ (755,518)

[1]	Net income (loss) is net income (loss) before subtracting Net income (loss) attributable to noncontrolling interests.